23. Salaries and social security taxes (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Noncurrent	$ 119,655	$ 94,317
Current	1,220,051	1,032,187
Early retirements payable
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Noncurrent	3,359	5,149
Current	4,808	4,119
Seniority-based bonus
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Noncurrent	116,296	89,168
Salaries payable and provisions
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Current	1,064,106	912,275
Social security payable
SummaryOfSalariesAndSocialSecurityTaxesLineItems [Line Items]
Current	$ 151,137	$ 115,793